Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0008 per share ("Class A Shares")
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	2.5250
Maximum Aggregate Offering Price	$ 1,010,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.48
Offering Note	Calculated solely for purposes of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of the average of the high and low prices of the Class A Shares as reported on The Nasdaq Capital Market on April 29, 2026, a date within five business days prior to the filing of this Registration Statement. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional Class A Shares as may be issued in connection with share splits, share dividends or similar transactions effected without receipt of consideration that increase the number of outstanding Class A Shares.